SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Revenue recognized from beginning balance of contract liabilities	$ 398,545	$ 219,836
Contract liabilities expected to be recognized	725,808
Contract Assets
Accounts receivables, unbilled	101,435	57,770
Contract Liabilities
Advances from customers	392,308	334,943
Other current liabilities	333,500	71,808
Other non-current liabilities	52,693
Contract liability	$ 778,501	$ 406,751